Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Class Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Trading Symbol	SKRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.shortregionalbanks.com/fund-info
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$63	0.75%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period September 1, 2025, to August 31, 2026, the Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) declined 32.04% , while the S&P 500® Index gained 20.38% .

What key factors affected the Fund's performance?

The Fund seeks daily investment results that correspond to two times the inverse (-2x) of the daily performance of the SPDR® S&P® Regional Banking ETF (“KRE” or "Underlying Asset"). Over the twelve-month period, KRE advanced 15.01%, as regional bank stocks benefited from a favorable combination of improving net interest margins, resilient credit quality, and solid loan growth. The Federal Reserve’s interest rate policy during the period—characterized by measured adjustments following the aggressive hiking cycle of prior years—supported bank profitability as deposit costs stabilized while asset yields remained elevated.

Regional banks broadly reported better-than-expected earnings throughout the period, with loan losses staying contained and capital levels remaining healthy. Investor confidence in the regional banking sector was further supported by the absence of the systemic credit concerns that had weighed on the group in prior years. As KRE advanced, the Fund delivered losses consistent with its mandate to provide -2x the daily return of KRE.

While the Fund tracked its Underlying Asset as intended on a daily basis, the 15.01% advance in KRE produced losses in the Fund that were broadly consistent with its -2x daily mandate, with the actual decline of 32.04% modestly exceeding twice the index’s gain due to the compounding effects of daily rebalancing. The contrast between a -32.04% decline in the Fund and a +20.38% gain for the S&P 500® Index underscores the significant risks of maintaining inverse leveraged exposure during periods of sustained strength in the underlying sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
Tuttle Capital Daily 2X Inverse Regional Banks ETF	-32.04%	-39.07%
S&P 500® Index	20.38%	21.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.shortregionalbanks.com/fund-info for more recent performance information.
Net Assets	$ 5,436,835
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 50,722
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$5,436,835
Number of Holdings	2
Total Net Advisory Fee	$50,722
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	141.38%
Derivatives	-9.04%
Liabilities in Excess of Other Assets	-32.34%